Income Taxes - Schedule of Income Tax Provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current expense:
Foreign	$ 524	$ 513	$ 287
Total current expense:	524	513	287
Deferred benefit
Foreign	(156)	(171)	(158)
Total deferred benefit:	(156)	(171)	(158)
Total income tax expense:	$ 368	$ 342	$ 129